OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
Government authorities	$ 2,672	$ 3,661
Prepaid expenses	779	1,079
Current deferred tax asset, net	110	360
Other	158	324
Other receivables and prepaid expenses	$ 3,719	$ 5,424